SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling Interests, Short-term Investments and Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 7,854,809	$ 7,787,897
Gross unrealized gains	$ 28,239	$ 43,883
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment, net	3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment, net	5 years
Henan Baijia Cloud Information Technology Co., Ltd. ("Henan BaiJiaYun")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Minority shareholder's equity interests		49.00%
Beijing Deran Technology Co., Ltd ("Beijing Deran")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Minority shareholder's equity interests	49.00%